Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate and Accumulated Depreciation

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
US
401 Kentile, NJ	1	$—	$6,250	$21,644	$320	$6,254	$21,960	$28,214	$(3,242)	2014	2020
501 Kentile, NJ	1	—	6,440	46,094	1,854	7,585	46,803	54,388	(7,891)	1989	2020
601 Kentile, NJ	1	—	8,160	47,277	1,693	8,160	48,970	57,130	(7,421)	1999	2020
Albertville, AL	1	—	1,251	12,385	2,163	1,381	14,418	15,799	(8,180)	1993	2008
Allentown, PA	2	—	5,780	47,807	94,133	7,361	140,359	147,720	(33,990)	1976	2008
Amarillo, TX	1	—	871	4,473	2,021	960	6,405	7,365	(3,788)	1973	2008
Anaheim, CA	1	—	9,509	16,810	4,643	9,534	21,428	30,962	(13,767)	1965	2009
Appleton, WI	1	—	200	5,022	12,050	916	16,356	17,272	(7,978)	1989	2009
Atlanta - Empire, GA	1	—	1,610	11,866	(13,476)	—	—	—	—	1959	2020
Atlanta - Gateway, GA	2	—	3,271	35,226	48,805	5,129	82,173	87,302	(19,174)	1972, 2022, 2023	2008
Atlanta - Pleasantdale, GA	1	—	11,960	70,814	(78,487)	—	4,287	4,287	(2,403)	1963	2020
Atlanta - Skygate, GA	1	—	1,851	12,731	3,057	2,544	15,095	17,639	(7,191)	2001	2008
Atlanta - Southgate, GA	1	—	1,623	17,652	5,348	2,696	21,927	24,623	(10,862)	1996	2008
Atlanta - Tradewater, GA	1	—	—	36,966	17,190	8,491	45,665	54,156	(18,644)	2004	2008
Atlanta - Westgate, GA	1	—	2,270	24,659	2,595	3,419	26,105	29,524	(15,162)	1990	2008
Atlanta, GA - Corporate	—	—	—	365	45,427	—	45,792	45,792	(15,119)	1999/2014	2008
Augusta, GA	1	—	2,678	1,943	1,555	2,843	3,333	6,176	(2,427)	1971	2008
Babcock, WI	1	—	852	8,916	343	903	9,208	10,111	(4,357)	1999	2008
Baytown, TX	1	—	9,990	41,860	5	9,990	41,865	51,855	(1,106)	2022	2025
Belvidere-Imron, IL	1	—	2,000	11,989	8,604	3,207	19,386	22,593	(9,765)	1991	2009
Belvidere-Landmark, IL (Cross Dock)	1	—	1	2,117	527	5	2,640	2,645	(2,425)	1991	2009
Benson, NC	1	—	3,660	35,825	535	3,660	36,360	40,020	(8,630)	1997	2019
Benson Hodges, NC	1	—	—	1,198	1,660	10	2,848	2,858	(871)	1985	2020
Birmingham, AL	1	—	1,002	957	3,080	1,282	3,757	5,039	(1,944)	1963	2008
Brea, CA	1	—	4,645	5,891	1,253	4,776	7,013	11,789	(4,130)	1975	2009
Bridgewater, NJ	1	—	6,350	13,472	525	6,537	13,810	20,347	(2,509)	1979	2020
Brighton (Denver 2), CO	1	—	3,933	33,913	1,081	3,936	34,991	38,927	(4,459)	2021	2021
Brooklyn Park, MN	1	—	1,600	8,951	2,507	1,600	11,458	13,058	(6,667)	1986	2009
Burley, ID	2	—	—	16,136	6,058	219	21,975	22,194	(18,924)	1959	2008

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Burlington, WA	3	—	694	6,108	4,730	1,143	10,389	11,532	(5,759)	1965	2008
Carson, CA	1	—	9,100	13,731	2,274	9,152	15,953	25,105	(7,828)	2002	2009
Cartersville, GA	1	—	1,500	8,505	3,305	1,751	11,559	13,310	(6,106)	1996	2009
Carthage Warehouse Dist, MO	1	—	61,445	33,880	10,266	63,111	42,480	105,591	(28,051)	1972	2008
Chambersburg, PA	1	—	1,368	15,868	1,024	1,389	16,871	18,260	(4,551)	1994	2019
Charlotte, NC	1	—	—	1,160	573	—	1,733	1,733	(609)	1988	2020
Chesapeake, VA	1	—	2,740	13,452	20,405	3,001	33,596	36,597	(7,296)	1991	2019
Chillicothe, MO	1	—	670	44,905	430	670	45,335	46,005	(9,830)	1999	2019
City of Industry, CA	2	—	—	1,455	2,887	257	4,085	4,342	(3,970)	1962	2009
Clearfield, UT	2	—	3,687	36,514	10,853	3,810	47,244	51,054	(20,415)	1973	2008
Columbia, SC	1	—	768	1,429	1,542	904	2,835	3,739	(1,835)	1971	2008
Columbus, OH	1	—	2,440	38,939	7,365	2,908	45,836	48,744	(8,871)	1996	2019
Connell, WA	1	—	497	8,728	1,464	570	10,119	10,689	(5,780)	1969	2008
Dallas (Catron), TX	1	—	1,468	14,385	14,448	3,380	26,921	30,301	(13,380)	1994	2009
Delhi, LA	1	—	539	12,228	715	587	12,895	13,482	(10,348)	2010	2010
Dominguez Hills, CA	1	—	11,149	10,894	3,975	11,162	14,856	26,018	(7,934)	1989	2009
Douglas, GA	1	—	400	2,080	4,979	486	6,973	7,459	(2,790)	1969	2009
Dunkirk, NY	1	—	1,465	27,379	1,965	1,465	29,344	30,809	(3,884)	2022	2022
Eagan, MN	1	—	6,050	49,441	825	6,094	50,222	56,316	(10,895)	1964	2019
East Dubuque, IL	1	—	722	13,764	1,719	768	15,437	16,205	(7,094)	1993	2008
Fairfield, OH	1	—	1,880	20,849	882	1,880	21,731	23,611	(5,260)	1993	2019
Fairmont, MN	1	—	1,650	13,738	135	1,682	13,841	15,523	(3,141)	1968	2019
Fairmont City, IL	1	—	2,430	9,087	1,310	2,451	10,376	12,827	(1,790)	1971	2021
Forest, MS	1	—	—	733	1,753	10	2,476	2,486	(741)	1990	2020
Fort Dodge, IA	1	—	1,022	7,162	1,412	1,226	8,370	9,596	(4,847)	1979	2008
Fort Smith, AR	2	—	308	2,231	3,019	342	5,216	5,558	(2,536)	1958	2008
Fort Smith (Hwy 45), AR CL	1	—	2,245	51,998	1,004	2,906	52,341	55,247	(11,510)	1987	2019
Fremont, NE	1	—	629	3,109	6,738	691	9,785	10,476	(6,480)	1968	2008
Fort Worth-Blue Mound, TX	1	—	1,700	5,055	1,903	1,717	6,941	8,658	(3,374)	1995	2009

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Ft. Worth, TX (Meacham)	1	—	5,610	24,686	5,572	6,233	29,635	35,868	(16,130)	2005	2008
Ft. Worth, TX (Railhead)	1	—	1,857	8,536	2,447	2,175	10,665	12,840	(5,561)	1998	2008
Fort Worth-Samuels, TX	2	—	1,985	13,447	7,108	2,884	19,656	22,540	(10,715)	1977	2009
Gadsden, AL	1	—	100	9,820	(93)	388	9,439	9,827	(5,784)	1991	2013
Gaffney, SC	1	—	1,000	3,263	789	1,237	3,815	5,052	(2,112)	1995	2008
Gainesville, GA	1	—	400	5,704	2,122	434	7,792	8,226	(4,269)	1989	2009
Gainesville Candler, GA	1	—	716	3,258	1,523	799	4,698	5,497	(1,734)	1995	2019
Garden City, KS	1	—	446	4,721	3,316	446	8,037	8,483	(3,780)	1980	2008
Geneva Lakes, WI	1	—	1,579	36,020	5,426	2,660	40,365	43,025	(19,437)	1991	2009
Gloucester - Rogers, MA	1	—	1,683	3,675	8,163	1,835	11,686	13,521	(4,522)	1967	2008
Gloucester - Rowe, MA	1	—	1,146	2,833	14,423	1,766	16,636	18,402	(7,574)	1955	2008
Gouldsboro, PA	1	—	4,224	29,473	4,106	5,400	32,403	37,803	(15,261)	2006	2009
Goldsboro Commerce, PA	1	—	—	594	1,486	98	1,982	2,080	(642)	1995	2020
Grand Island, NE	1	—	430	6,542	5,175	530	11,617	12,147	(3,265)	1995	2008
Grand Prairie, TX	1	—	—	22	1,327	—	1,349	1,349	(161)	1981	2020
Green Bay, WI	2	—	—	2,028	25,244	8,594	18,678	27,272	(5,179)	1935	2009
Hatfield, PA	2	—	5,002	28,286	10,987	5,874	38,401	44,275	(22,104)	1983	2009
Hattiesburg, MS	1	—	—	486	472	13	945	958	(295)	1995	2020
Henderson, NV	2	—	9,043	14,415	5,342	9,080	19,720	28,800	(8,387)	1988	2009
Hermiston, OR	1	—	1,322	7,107	805	1,419	7,815	9,234	(4,294)	1975	2008
Houston, TX	1	—	1,454	10,084	2,203	1,531	12,210	13,741	(5,837)	1990	2009
Indianapolis, IN	4	—	1,897	18,991	30,061	4,516	46,433	50,949	(21,707)	1975	2008
Jefferson, WI	2	—	1,553	19,805	2,986	1,887	22,457	24,344	(13,004)	1975	2009
Johnson, AR	1	—	6,159	24,802	1,594	6,384	26,171	32,555	(8,018)	1955	2019
Kansas City, MO	1	—	—	117,848	—	—	117,848	117,848	(478)	2025	2025
Lakeville, MN	1	—	4,000	47,790	579	4,013	48,356	52,369	(10,925)	1970	2019
Lancaster, PA	1	—	2,203	15,670	1,651	2,371	17,153	19,524	(8,280)	1993	2009
LaPorte, TX	1	—	2,945	19,263	5,656	3,502	24,362	27,864	(12,213)	1990	2009
Le Mars, IA	1	—	1,000	12,596	1,618	1,100	14,114	15,214	(3,575)	1991	2019

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Lebanon, TN	1	—	—	883	935	—	1,818	1,818	(391)	1991	2020
Leesport, PA	1	—	1,206	14,112	13,222	1,867	26,673	28,540	(12,431)	1993	2008
Logan Township, NJ	1	—	5,040	26,749	3,484	5,095	30,178	35,273	(5,884)	2009, 2015	2021
Lowell, AR	1	—	2,610	31,984	485	2,912	32,167	35,079	(8,295)	1992	2019
Lula, GA	1	—	3,864	35,382	1,659	4,074	36,831	40,905	(9,853)	1996	2019
Lumberton, NC	1	—	—	981	1,834	10	2,805	2,815	(721)	1982	2020
Lynden, WA	5	—	1,420	8,590	3,454	1,615	11,849	13,464	(6,123)	1946	2009
Manchester, PA	1	—	3,838	36,621	4,200	5,082	39,577	44,659	(20,787)	1994	2008
Mansfield, TX	1	—	5,670	33,222	286	5,670	33,508	39,178	(6,403)	2018	2020
Marshall, MO	1	—	741	10,304	1,676	1,116	11,605	12,721	(6,039)	1985	2008
Massillon 17th, OH	2	—	175	15,322	1,687	640	16,544	17,184	(8,348)	2000	2008
Massillon Erie, OH	1	—	—	1,988	1,453	—	3,441	3,441	(2,882)	1984	2008
Middleboro, MA	1	—	404	15,031	198	441	15,192	15,633	(2,843)	2018	2018
Milwaukie, OR	2	—	2,473	8,112	2,770	2,552	10,803	13,355	(7,236)	1958	2008
Mobile, AL	1	—	10	3,203	1,904	24	5,093	5,117	(2,567)	1976	2009
Modesto, CA	6	—	2,428	19,594	7,944	3,146	26,820	29,966	(15,716)	1945	2009
Monmouth, IL	1	—	2,660	48,348	637	2,702	48,943	51,645	(9,246)	2014	2019
Montgomery, AL	1	—	850	7,746	1,731	1,437	8,890	10,327	(5,127)	1989	2013
Moses Lake, WA	1	—	575	11,046	4,370	1,321	14,670	15,991	(7,922)	1967	2008
Mountville, PA	1	—	—	69,409	6,626	—	76,035	76,035	(8,220)	2023	2023
Mullica Hill, NJ	1	—	6,030	27,266	302	6,081	27,517	33,598	(6,113)	1974	2020
Murfreesboro, TN	1	—	1,094	10,936	5,977	1,461	16,546	18,007	(9,400)	1982	2008
Nampa, ID	4	—	1,588	11,864	6,281	1,834	17,899	19,733	(10,056)	1946	2008
Napoleon, OH	1	—	2,340	57,677	549	2,350	58,216	60,566	(12,933)	1974	2019
New Ulm, MN	7	—	725	10,405	3,619	833	13,916	14,749	(6,784)	1984	2009
Newark, NJ	1	—	30,390	53,163	9,198	30,390	62,361	92,751	(9,417)	2012, 2015	2021
Newport, MN	1	—	3,383	19,877	1,479	3,744	20,995	24,739	(6,364)	1964	2020
North Little Rock, AR	1	—	1,680	12,841	11,174	1,876	23,819	25,695	(6,483)	1996	2019
Oklahoma City, OK	1	—	742	2,411	2,997	888	5,262	6,150	(2,638)	1968	2008

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Ontario, CA	3	—	14,673	3,632	30,902	14,777	34,430	49,207	(20,713)	1987(1)/1984(2)/1983(3)	2008
Ontario, OR	4	—	—	13,791	10,354	1,329	22,816	24,145	(19,243)	1962	2008
Oxford	1	—	1,820	10,083	706	1,828	10,781	12,609	(2,233)	1990	2020
Pasco, WA	1	—	557	15,809	852	638	16,580	17,218	(7,957)	1984	2008
Pedricktown, NJ	1	—	4,670	35,584	2,233	4,757	37,730	42,487	(7,553)	2008	2020
Pendergrass, GA	1	—	500	12,810	5,189	920	17,579	18,499	(10,314)	1993	2009
Perryville, MD	1	—	1,626	19,083	5,833	5,873	20,669	26,542	(4,678)	2007	2019
Phoenix2, AZ	1	—	3,182	11,312	445	3,226	11,713	14,939	(4,595)	2014	2014
Piedmont, SC	1	—	500	9,883	3,114	885	12,612	13,497	(7,026)	1981	2009
Piscataway 5 Access, NJ	1	—	—	3,952	—	—	3,952	3,952	(1,613)	2018	2020
Plover, WI	1	—	1,390	18,298	7,710	2,654	24,744	27,398	(14,273)	1981	2008
Portland, ME	1	—	305	2,402	1,458	385	3,780	4,165	(1,914)	1952	2008
Rochelle, IL (Americold Drive)	1	—	1,860	18,178	50,173	4,601	65,610	70,211	(21,428)	1995	2008
Rochelle, IL (Caron)	1	—	2,071	36,658	2,082	2,356	38,455	40,811	(20,249)	2004	2008
Rockmart	1	—	3,520	33,336	4,444	4,697	36,603	41,300	(7,569)	1991	2020
Russellville, AR - Valley	1	—	708	15,832	4,050	759	19,831	20,590	(9,748)	1995	2008
Russellville, AR - Cloverleaf (Rt. 324)	1	—	2,467	29,179	398	2,622	29,422	32,044	(7,267)	1993	2019
Russellville, AR - Elmira	1	—	1,369	50,749	4,308	1,561	54,865	56,426	(14,498)	1986, 2022, 2023	2008
Salem, OR	4	—	3,055	21,096	6,718	3,305	27,564	30,869	(16,345)	1963	2008
Salinas, CA	5	—	7,244	7,181	15,853	8,218	22,060	30,278	(11,898)	1958	2009
Salt Lake City, UT	1	—	—	22,481	15,116	485	37,112	37,597	(15,572)	1998	2010
San Antonio - HEB, TX	1	—	2,014	22,902	752	2,014	23,654	25,668	(10,459)	1982	2017
San Antonio, TX	3	—	1,894	11,101	4,796	2,329	15,462	17,791	(11,775)	1913	2009
Sanford, NC	1	—	3,110	34,104	1,575	3,291	35,498	38,789	(8,230)	1996	2019
Savannah, GA	1	—	20,715	10,456	5,343	22,866	13,648	36,514	(4,445)	2015	2019
Savannah 2, GA	1	—	3,002	37,571	3,290	3,174	40,689	43,863	(8,855)	2020	2020
Seabrook, NJ	1	—	3,370	19,958	1,555	3,015	21,868	24,883	(4,582)	2002, 2004, 2018	2021

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Sebree, KY	1	—	638	7,895	2,246	802	9,977	10,779	(4,514)	1998	2008
Sikeston, MO	1	—	258	11,936	3,470	2,350	13,314	15,664	(7,672)	1998	2009
Sioux City, IA-2640 Murray St	1	—	5,950	28,391	2,148	6,057	30,432	36,489	(8,022)	1990	2019
Sioux City, IA-2900 Murray St	1	—	3,070	56,336	1,888	3,070	58,224	61,294	(14,480)	1995	2019
Sioux Falls, SD	1	—	856	4,780	5,175	1,084	9,727	10,811	(6,296)	1972	2008
South Plainfield, NJ	1	—	5,360	20,874	3,039	6,578	22,695	29,273	(4,177)	1970 -1974	2020
Springdale, AR	1	—	844	10,754	2,420	931	13,087	14,018	(7,513)	1982	2008
St. Paul, MN	2	—	1,800	12,129	3,764	2,205	15,488	17,693	(7,836)	1970	2009
Strasburg, VA	1	—	1,551	15,038	2,871	2,001	17,459	19,460	(8,547)	1999	2008
Summerville	1	—	—	5,024	(5,022)	—	2	2	—	1999	2020
Sumter, SC	1	—	530	8,738	141	560	8,849	9,409	(3,048)	1979	2019
Syracuse, NY	2	—	2,177	20,056	7,750	2,420	27,563	29,983	(14,309)	1960	2008
Tacoma, WA	1	—	—	21,216	3,443	31	24,628	24,659	(11,688)	2010	2010
Tampa - Bartow, FL	1	—	—	2,451	915	89	3,277	3,366	(2,849)	1962	2008
Tampa Maple, FL	1	—	3,233	15,940	93	3,242	16,024	19,266	(3,156)	2017	2020
Tampa Plant City, FL	2	—	1,333	11,836	2,154	1,399	13,924	15,323	(6,948)	1987	2009
Tarboro, NC	1	—	1,078	9,586	1,584	1,225	11,023	12,248	(5,541)	1988	2008
Taunton, MA	1	—	1,477	14,159	2,147	1,769	16,014	17,783	(7,587)	1999	2009
Texarkana, AR	1	—	842	11,169	2,017	921	13,107	14,028	(6,588)	1992	2008
Tomah, WI	1	—	886	10,715	973	1,038	11,536	12,574	(6,319)	1989	2008
Turlock, CA (#1)	2	—	944	4,056	1,307	967	5,340	6,307	(2,837)	1995	2008
Turlock, CA (#2)	1	—	3,091	7,004	4,259	3,205	11,149	14,354	(5,572)	1985	2008
Vernon 2, CA	1	—	8,100	13,490	6,485	8,112	19,963	28,075	(12,185)	1965	2009
Victorville, CA	1	—	2,810	22,811	4,524	2,826	27,319	30,145	(12,347)	2004	2008
Vineland, NJ	1	—	9,580	68,734	10,625	9,580	79,359	88,939	(12,685)	1998, 2000, 2015, 2016, 2017	2020
Vineland, NJ (North Mill)	3	—	4,386	13,019	766	4,777	13,394	18,171	(924)	1975,1992,1996,2021	2023
Walla Walla, WA	2	—	215	4,693	811	159	5,560	5,719	(3,866)	1960	2008
Wallula, WA	1	—	690	2,645	968	788	3,515	4,303	(1,885)	1982	2008

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Watsonville, CA	1	—	—	8,138	2,367	21	10,484	10,505	(8,857)	1984	2008
West Memphis, AR	1	—	1,460	12,300	4,090	2,802	15,048	17,850	(8,790)	1985	2008
Wichita, KS	1	—	1,297	4,717	2,455	1,432	7,037	8,469	(4,236)	1972	2008
Woodburn, OR	1	—	1,552	9,860	5,373	1,632	15,153	16,785	(7,268)	1952	2008
York-Willow Springs, PA	1	—	1,300	7,351	1,144	1,416	8,379	9,795	(4,626)	1987	2009
Zumbrota, MN	3	—	800	10,360	2,712	1,121	12,751	13,872	(6,290)	1996	2009
Canada
Brampton	1	—	27,522	53,379	(2,305)	26,491	52,105	78,596	(11,751)	2004	2020
Calgary	1	—	5,240	36,392	7,728	5,945	43,415	49,360	(9,580)	2009	2020
Halifax Dartmouth	1	—	2,052	14,904	(506)	1,984	14,466	16,450	(2,680)	2013	2020
London	1	—	1,431	11,340	404	1,321	11,854	13,175	(1,753)	1982	2021
Mississauga Surveyor	1	—	—	245	1,540	—	1,785	1,785	(400)	1972, 1992	2021
Australia
Arndell Park	2	—	13,489	29,428	1,993	11,722	33,188	44,910	(16,205)	1989/1994	2009
Brisbane - Hemmant	1	—	9,738	10,072	(543)	8,028	11,239	19,267	(1,939)	1996	2020
Brisbane - Lytton	1	—	19,575	28,920	(2,740)	16,933	28,822	45,755	(4,665)	1966	2021
Burton	—	—	—	1,160	—	—	1,160	1,160	(164)	—	—
Laverton	2	—	13,689	28,252	9,777	11,405	40,313	51,718	(17,531)	1997/1998	2009
Murarrie	3	—	10,891	18,975	(773)	9,135	19,958	29,093	(9,626)	1972/2003	2009
Prospect/ASC Corporate	2	—	—	1,187	53,364	8,234	46,317	54,551	(8,130)	1985	2009
Spearwood	1	—	7,194	10,990	13,193	6,016	25,361	31,377	(7,375)	1978	2009
Wivenhoe - Tasmania	1	—	994	8,218	1,543	807	9,948	10,755	(1,153)	1998/2013	2022
Ormeau	1	—	3,379	14,551	1,972	3,551	16,351	19,902	(1,301)	2003	2023
New Zealand
Dalgety	1	—	6,047	5,531	29,101	5,379	35,300	40,679	(11,214)	1988	2009
Diversey	1	—	2,357	5,966	1,332	2,097	7,558	9,655	(3,042)	1988	2009
Halwyn Dr	1	—	5,227	3,399	23,309	4,649	27,286	31,935	(2,220)	1992	2009
Mako Mako	1	—	1,332	3,810	475	1,245	4,372	5,617	(1,885)	2000	2009
Paisley	2	—	8,495	5,295	(5,318)	4,906	3,566	8,472	(1,086)	1984	2009
Smarts Rd	1	—	2,442	5,750	258	2,239	6,211	8,450	(1,455)	1984	2022

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Argentina
Mercado Central - Buenos Aires, ARG	1	—	—	4,984	75	—	5,059	5,059	(5,107)	1996/1999	2009
Pilar - Buenos Aires, ARG	1	—	706	2,586	(309)	633	2,350	2,983	(2,579)	2000	2009
Netherlands
Barneveld	2	—	15,410	27,472	60	14,842	28,100	42,942	(4,280)	1986, 1995	2020
Urk	2	—	7,100	31,014	(838)	6,788	30,488	37,276	(5,539)	1994, 2001	2020
Maasvlakte - Rotterdam	1	—	540	15,746	1,335	831	16,790	17,621	(4,205)	2016	2020
Westland - Rotterdam	1	—	20,911	26,635	(22,942)	16,087	8,517	24,604	—	1976, 1974, 2007, 2016	2020
Austria
Vienna	1	—	280	26,515	(397)	269	26,129	26,398	(4,433)	1979	2020
Ireland
Castleblayney	2	—	6,170	22,244	1,484	5,961	23,937	29,898	(3,922)	1976, 1994	2020
Dublin	1	—	6,163	29,179	15,925	9,333	41,934	51,267	(5,499)	2018, 2022	2020
Portugal
Lisbon	2	—	13,794	46,877	5,175	13,312	52,534	65,846	(9,652)	1993	2020
Sines	1	—	130	2,311	(71)	—	2,370	2,370	(324)	2016	2020
Spain
Algeciras	1	—	101	11,948	1,374	116	13,307	13,423	(2,630)	1978	2020
Barcelona	2	—	16,340	35,247	11,480	15,719	47,348	63,067	(8,767)	1989, 2008, 2022	2020
Valencia	1	—	170	10,932	943	163	11,882	12,045	(1,936)	2005	2020
Poland
Gdynia	2	—	10,329	4,167	3,838	12,528	5,806	18,334	(1,010)	2015, 2022, 2023	2020
Great Britain
Spalding - Bowman	1	—	5,916	32,815	(6,115)	4,456	28,160	32,616	(3,768)	2011, 2017	2020
Whitchurch	1	—	7,750	74,185	13,301	9,025	86,211	95,236	(16,630)	2014	2020
Northern Ireland
Lurgan	2	—	3,390	7,992	1,386	2,040	10,728	12,768	(2,326)	1985, 1986	2020
Total		—	766,037	3,886,833	985,047	818,606	4,819,311	5,637,917	(1,594,648)

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Land, buildings, and improvements in the assets under construction balance as of December 31, 2025.

US
401 Kentile, NJ		—	—	—	—	—	246	246
501 Kentile, NJ		—	—	—	—	—	240	240
601 Kentile, NJ		—	—	—	—	—	388	388
Albertville, AL		—	—	—	—	—	97	97
Allentown, PA		—	—	—	—	—	4,954	4,954
Amarillo, TX		—	—	—	—	—	89	89
Anaheim, CA		—	—	—	—	—	35	35
Appleton, WI		—	—	—	—	—	110	110
Atlanta - Gateway, GA		—	—	—	—	—	6,617	6,617
Atlanta - Skygate, GA		—	—	—	—	—	(14)	(14)
Atlanta - Southgate, GA		—	—	—	—	—	541	541
Atlanta - Tradewater, GA		—	—	—	—	—	6,166	6,166
Atlanta - Westgate, GA		—	—	—	—	—	406	406
Atlanta, GA - Corporate		—	—	—	—	—	7,730	7,730
Augusta, GA		—	—	—	—	—	1,305	1,305
Babcock, WI		—	—	—	—	—	159	159
Baytown, TX		—	—	—	—	—	7,353	7,353
Belvidere-Imron, IL		—	—	—	—	—	638	638
Belvidere-Landmark, IL (Cross Dock)		—	—	—	—	—	64	64
Benson, NC		—	—	—	—	—	799	799
Benson Hodges, NC		—	—	—	—	—	36	36
Birmingham, AL		—	—	—	—	—	42	42
Brea, CA		—	—	—	—	—	4,723	4,723
Bridgewater, NJ		—	—	—	—	—	38	38
Fort Worth-Blue Mound, TX		—	—	—	—	—	78,440	78,440
Brighton (Denver 2), CO		—	—	—	—	—	3,597	3,597
Brooklyn Park, MN		—	—	—	—	—	982	982
Burley, ID		—	—	—	—	—	596	596
Burlington, WA		—	—	—	—	—	3,467	3,467

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Carson, CA		—	—	—	—	—	2,255	2,255
Cartersville, GA		—	—	—	—	—	(9)	(9)
Carthage Warehouse Dist, MO		—	—	—	—	—	1,138	1,138
Chambersburg, PA		—	—	—	—	—	1,149	1,149
Charlotte, NC		—	—	—	—	—	178	178
Chesapeake, VA		—	—	—	—	—	201	201
Chillicothe, MO		—	—	—	—	—	194	194
Clearfield, UT		—	—	—	—	—	708	708
Columbia, SC		—	—	—	—	—	(74)	(74)
Columbus, OH		—	—	—	—	—	305	305
Connell, WA		—	—	—	—	—	2,832	2,832
Dallas (Catron), TX		—	—	—	—	—	334	334
Delhi, LA		—	—	—	—	—	85	85
Dominguez Hills, CA		—	—	—	—	—	3,680	3,680
Douglas, GA		—	—	—	—	—	462	462
Dunkirk, NY		—	—	—	—	—	424	424
Eagan, MN		—	—	—	—	—	402	402
East Dubuque, IL		—	—	—	—	—	85	85
Fairfield, OH		—	—	—	—	—	1,020	1,020
Fairmont, MN		—	—	—	—	—	84	84
Fairmont City, IL		—	—	—	—	—	996	996
Forest, MS		—	—	—	—	—	209	209
Fort Dodge, IA		—	—	—	—	—	487	487
Fort Smith, AR		—	—	—	—	—	3,536	3,536
Fort Smith (Hwy 45), AR CL		—	—	—	—	—	4,213	4,213
Fort Worth-Samuels, TX		—	—	—	—	—	959	959
Fremont, NE		—	—	—	—	—	6	6
Ft. Worth, TX (Meacham)		—	—	—	—	—	632	632
Ft. Worth, TX (Railhead)		—	—	—	—	—	66	66
Gadsden, AL		—	—	—	—	—	208	208
Gaffney, SC		—	—	—	—	—	43	43
Gainesville, GA		—	—	—	—	—	3,210	3,210
Gainesville Candler, GA		—	—	—	—	—	344	344

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Garden City, KS		—	—	—	—	—	49	49
Geneva Lakes, WI		—	—	—	—	—	1,560	1,560
Gloucester - Rogers, MA		—	—	—	—	—	572	572
Gloucester - Rowe, MA		—	—	—	—	—	1,036	1,036
Goldsboro Commerce, PA		—	—	—	—	—	492	492
Gouldsboro, PA		—	—	—	—	—	2,110	2,110
Grand Island, NE		—	—	—	—	—	1,611	1,611
Grand Prairie, TX		—	—	—	—	—	509	509
Green Bay, WI		—	—	—	—	—	1,903	1,903
Hatfield, PA		—	—	—	—	—	850	850
Henderson, NV		—	—	—	—	—	1,444	1,444
Hermiston, OR		—	—	—	—	—	(58)	(58)
Houston, TX		—	—	—	—	—	91	91
Indianapolis, IN		—	—	—	—	—	11,134	11,134
Industry, CA		—	—	—	—	—	69	69
Jefferson, WI		—	—	—	—	—	2,235	2,235
Johnson, AR		—	—	—	—	—	915	915
Kansas City, MO		—	—	—	—	—	628	628
Lakeville, MN		—	—	—	—	—	626	626
Lancaster, PA		—	—	—	—	—	133	133
LaPorte, TX		—	—	—	—	—	7,658	7,658
Le Mars, IA		—	—	—	—	—	50	50
Lebanon, TN		—	—	—	—	—	292	292
Leesport, PA		—	—	—	—	—	601	601
Logan Township, NJ		—	—	—	—	—	709	709
Lowell, AR		—	—	—	—	—	325	325
Lula, GA		—	—	—	—	—	755	755
Lumberton, NC		—	—	—	—	—	1,113	1,113
Lynden, WA		—	—	—	—	—	611	611
Manchester, PA		—	—	—	—	—	1,712	1,712
Mansfield, TX		—	—	—	—	—	149	149
Marshall, MO		—	—	—	—	—	411	411
Massillon 17th, OH		—	—	—	—	—	47	47

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Massillon Erie, OH		—	—	—	—	—	(35)	(35)
Middleboro, MA		—	—	—	—	—	350	350
Milwaukie, OR		—	—	—	—	—	272	272
Mobile, AL		—	—	—	—	—	477	477
Modesto, CA		—	—	—	—	—	3,432	3,432
Monmouth, IL		—	—	—	—	—	2	2
Montgomery, AL		—	—	—	—	—	457	457
Moses Lake, WA		—	—	—	—	—	691	691
Mountville, PA		—	—	—	—	—	120,376	120,376
Mullica Hill. NJ		—	—	—	—	—	277	277
Murfreesboro, TN		—	—	—	—	—	3,971	3,971
Nampa, ID		—	—	—	—	—	2,182	2,182
Napoleon, OH		—	—	—	—	—	524	524
New Ulm, MN		—	—	—	—	—	1,860	1,860
Newark, NJ		—	—	—	—	—	161	161
Newport, MN		—	—	—	—	—	428	428
North Little Rock, AR		—	—	—	—	—	25	25
Oklahoma City, OK		—	—	—	—	—	127	127
Ontario, OR		—	—	—	—	—	554	554
Ontario, CA		—	—	—	—	—	1,066	1,066
Oxford		—	—	—	—	—	1,148	1,148
Pasco, WA		—	—	—	—	—	101	101
Pedricktown, NJ		—	—	—	—	—	1,013	1,013
Pendergrass, GA		—	—	—	—	—	269	269
Perryville, MD		—	—	—	—	—	62	62
Phoenix2, AZ		—	—	—	—	—	8	8
Piedmont, SC		—	—	—	—	—	447	447
Piscataway 120, NJ		—	—	—	—	—	20	20
Plainville, CT		—	—	—	—	—	217,443	217,443
Plover, WI		—	—	—	—	—	261	261
Portland, ME		—	—	—	—	—	378	378
Rochelle, IL (Americold Drive)		—	—	—	—	—	15,401	15,401
Rochelle, IL (Caron)		—	—	—	—	—	278	278

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Rockmart		—	—	—	—	—	84	84
Russellville, AR - Elmira		—	—	—	—	—	4,604	4,604
Salem, OR		—	—	—	—	—	5,250	5,250
Salinas, CA		—	—	—	—	—	406	406
San Antonio, TX		—	—	—	—	—	800	800
Sanford, NC		—	—	—	—	—	423	423
Savannah, GA		—	—	—	—	—	42	42
Savannah 2, GA		—	—	—	—	—	251	251
Savannah Pooler, GA		—	—	—	—	—	422	422
Seabrook, NJ		—	—	—	—	—	153	153
Sebree, KY		—	—	—	—	—	286	286
Sikeston, MO		—	—	—	—	—	1,002	1,002
Sioux City, IA-2640 Murray St		—	—	—	—	—	1,096	1,096
Sioux City, IA-2900 Murray St		—	—	—	—	—	636	636
Sioux Falls, SD		—	—	—	—	—	259	259
South Plainfield, NJ		—	—	—	—	—	80	80
Springdale, AR		—	—	—	—	—	950	950
St. Paul, MN		—	—	—	—	—	1,739	1,739
Strasburg, VA		—	—	—	—	—	160	160
Suffield, CT		—	—	—	—	—	3,170	3,170
Summerville		—	—	—	—	—	31	31
Syracuse, NY		—	—	—	—	—	3,513	3,513
Tacoma, WA		—	—	—	—	—	562	562
Tampa Bartow, FL		—	—	—	—	—	127	127
Tampa Maple, FL		—	—	—	—	—	708	708
Tampa Plant City, FL		—	—	—	—	—	641	641
Tarboro, NC		—	—	—	—	—	161	161
Taunton, MA		—	—	—	—	—	4,424	4,424
Texarkana, AR		—	—	—	—	—	125	125
Tomah, WI		—	—	—	—	—	226	226
Turlock, CA (#1)		—	—	—	—	—	76	76
Turlock, CA (#2)		—	—	—	—	—	1,988	1,988
Vernon 2, CA		—	—	—	—	—	884	884

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Victorville, CA		—	—	—	—	—	(56)	(56)
Vineland, NJ		—	—	—	—	—	1,015	1,015
Vineland, NJ (North Mill)		—	—	—	—	—	11,716	11,716
Walla Walla, WA		—	—	—	—	—	1,192	1,192
Wallula, WA		—	—	—	—	—	736	736
Watsonville, CA		—	—	—	—	—	241	241
West Memphis, AR		—	—	—	—	—	223	223
Wichita, KS		—	—	—	—	—	126	126
Woodburn, OR		—	—	—	—	—	569	569
York-Willow Springs, PA		—	—	—	—	—	974	974
Zumbrota, MN		—	—	—	—	—	913	913
Canada
Calgary		—	—	—	—	—	25	25
Brampton		—	—	—	—	—	268	268
Halifax - Dartmouth		—	—	—	—	—	15	15
London		—	—	—	—	—	210	210
Mississauga Surveyor		—	—	—	—	—	314	314
Port St. John		—	—	—	—	—	49,464	49,464
Australia
Arndell Park		—	—	—	—	—	161	161
Brisbane - Hemmant		—	—	—	—	—	1,332	1,332
Laverton		—	—	—	—	—	230	230
Murarrie		—	—	—	—	—	353	353
Prospect/ASC Corporate		—	—	—	—	—	1,424	1,424
Spearwood		—	—	—	—	—	128	128
Wivenhoe - Tasmania		—	—	—	—	—	447	447
Ormeau		—	—	—	—	—	616	616
New Zealand
Dalgety		—	—	—	—	—	3	3
Diversey		—	—	—	—	—	546	546
Halwyn Dr		—	—	—	—	—	651	651
Mako Mako		—	—	—	—	—	185	185
Paisley		—	—	—	—	—	1,514	1,514

			Initial Costs			Gross amount at which carried as of December 31, 2025
Property	Buildings	Encumbrances	Land	Buildings and Improvements	Costs Capitalized Subsequent to Acquisition (3)	Land	Buildings and Improvements (2)	Total (4) (6) (7)	Accumulated Depreciation (1) (5) (6) (7)	Date of Construction	Date of Acquisition
Smarts Rd		—	—	—	—	—	502	502
Europe
Barneveld, Netherlands		—	—	—	—	—	685	685
Urk, Netherlands		—	—	—	—	—	8,171	8,171
Monaghan, Ireland		—	—	—	—	—	57	57
Castleblayney, Ireland		—	—	—	—	—	171	171
Lisbon, Portugal		—	—	—	—	—	2,553	2,553
Valencia, Spain		—	—	—	—	—	71	71
Barcelona, Spain		—	—	—	—	—	637	637
Witchurch, UK		—	—	—	—	—	1,384	1,384
Gdansk, Poland		—	—	—	—	—	1,260	1,260

Total in assets under construction		—	—	—	—	—	702,879	702,879	—

Total assets		$—	$766,037	$3,886,833	$985,047	$818,606	$5,522,190	$6,340,796	$(1,594,648)
Schedule III – Footnotes

(1)Reconciliation of total accumulated depreciation to consolidated balance sheet caption as of December 31, 2025:
Total per Schedule III	$(1,594,648)
Accumulated depreciation on investments in non-real estate assets	(1,046,593)
Total accumulated depreciation per consolidated balance sheet (property, buildings and equipment)	$(2,641,241)

(2)Reconciliation of total Buildings and improvements to consolidated balance sheet as of December 31, 2025:
Building and improvements per consolidated balance sheet	$4,798,286
Building and improvements financing leases	21,025
Assets under construction per consolidated balance sheet	756,798
Less: personal property assets under construction	(53,919)
Total per Schedule III	$5,522,190

(3)Amount includes the cumulative impact of foreign currency translation and the effect of any asset disposals, and impairments.

(4)The aggregate cost for Federal tax purposes at December 31, 2025 of our real estate assets was approximately $5.1 billion.

(5)The life on which depreciation is computed ranges from 5 to 43 years.

(6)The following table summarizes the Company’s real estate activity and accumulated depreciation for the years ended December 31:

	2025	2024	2023
Real Estate Facilities, at Cost:	(In thousands)
Beginning Balance	$6,636,191	$6,559,755	$6,261,663
Capital expenditures to Maintain Real Estate Facilities	270,717	183,986	231,984
Acquisitions	61,970	—	44,911
Capital expenditures for Expansion and Development	388,516	—	—
Disposition	(193,325)	(9,399)	(6,829)
Impairment	(41,047)	(20,985)	—
Conversion of leased assets to owned	—	—	301
Impact of foreign exchange rate changes	102,104	(77,166)	27,725
Ending Balance	7,225,126	6,636,191	6,559,755

Accumulated Depreciation:
Beginning Balance	(1,882,671)	(1,693,983)	(1,470,179)
Depreciation expense	(231,253)	(211,061)	(215,731)
Dispositions	40,814	5,621	1,037
Impact of foreign exchange rate changes	(17,870)	16,752	(9,110)
Ending Balance	(2,090,980)	(1,882,671)	(1,693,983)

Total Real Estate Facilities, Net at December 31	$5,134,146	$4,753,520	$4,865,772
The total real estate facilities amounts in the table above include $54.0 million, $108.0 million and $147.0 million of assets under sale-leaseback agreements accounted for as a financing as of December 31, 2025, 2024 and 2023, respectively. The Company does not hold title in these assets under sale-leaseback agreements. As of December 31, 2025 the Company has three facilities classified as held for sale within Property, buildings, and equipment – net.

(7)Reconciliation of the Company’s real estate activity and accumulated depreciation for the year ended December 31, 2025 to Schedule III:
Total real estate facilities gross amount per Schedule III	$6,340,796
Plus: Refrigeration equipment	884,330
Real estate facilities, at cost - ending balance	$7,225,126

Accumulated depreciation per Schedule III	$1,594,648
Plus: Refrigeration equipment	496,332
Accumulated depreciation - ending balance	$2,090,980